Debt - Our Long Term Debt (Details)	1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 07, 2023 USD ($)	Feb. 28, 2023 USD ($)
Debt Instrument [Line Items]
Additional equity offering			$ 274,900,000
Number of rig deliveries deferred | rig							2
Number of newbuild Jack-up rigs | rig						3
Proceeds from share issuance, net of issuance costs	$ 50,000,000	$ 50,000,000						$ 58,100,000	$ 298,100,000	$ 44,800,000
New DNB Facility
Debt Instrument [Line Items]
Principal				$ 150,000,000			$ 150,000,000		$ 150,000,000
Letter of intent
Debt Instrument [Line Items]
Number of newbuild Jack-up rigs | rig				3	3	3	3
$250m Convertible Bonds
Debt Instrument [Line Items]
Principal								250,000,000				$ 250,000,000
Senior secured bonds, due 2026
Debt Instrument [Line Items]
Principal								150,000,000				$ 150,000,000
$350m Convertible bonds
Debt Instrument [Line Items]
Principal								350,000,000
1.54 billion USD notes
Debt Instrument [Line Items]
Principal	1,540,000,000							1,540,000,000			$ 1,540,000,000
180 million USD revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility	180,000,000							180,000,000
180 million USD Super Senior Credit Facility, RCF
Debt Instrument [Line Items]
Revolving credit facility	150,000,000							150,000,000			150,000,000
180 million USD Super Senior Credit Facility, RCF | 180 million USD revolving credit facility
Debt Instrument [Line Items]
Remaining borrowing capacity								150,000,000
180 million USD revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility	$ 30,000,000							30,000,000			$ 30,000,000
Remaining borrowing capacity								$ 29,000,000